Other financial assets - Summary of Other Financial Assets (Details) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of financial assets [line items]
Other non-current financial assets	₨ 6,497	$ 76	₨ 6,800
Other current financial assets	7,148	84	4,671
Financial assets measured at amortised cost | Security deposits
Disclosure of financial assets [line items]
Other non-current financial assets	577	7	377
Other current financial assets	177	2	166
Financial assets measured at amortised cost | Loans to related parties
Disclosure of financial assets [line items]
Other non-current financial assets			121
Other current financial assets	284	3	110
Financial assets measured at amortised cost | Deferred consideration receivable
Disclosure of financial assets [line items]
Other non-current financial assets	178	2	821
Other current financial assets	207	2	206
Financial assets measured at amortised cost | Bank deposits
Disclosure of financial assets [line items]
Other non-current financial assets	2,433	28	2,888
Financial assets measured at amortised cost | Advances recoverable
Disclosure of financial assets [line items]
Other current financial assets	634	7	1,449
Financial assets measured at amortised cost | Government grant receivable
Disclosure of financial assets [line items]
Other current financial assets	288	3	322
Financial assets measured at amortised cost | Interest accrued on fixed deposits
Disclosure of financial assets [line items]
Other current financial assets	900	11	1,003
Financial assets measured at amortised cost | Interest accrued on loans to related parties
Disclosure of financial assets [line items]
Other current financial assets	15	0	4
Financial assets measured at amortised cost | Others
Disclosure of financial assets [line items]
Other current financial assets	554	6	438
Financial assets designated as a hedge instrument at fair value | Derivative instruments - hedge instruments
Disclosure of financial assets [line items]
Other non-current financial assets	3,309	39	2,593
Other current financial assets	₨ 4,089	$ 48	₨ 973